Operating assets and liabilities - Inventories - Narrative (Details) - DKK (kr) kr in Millions	1 Months Ended	12 Months Ended
	Feb. 05, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory, Current [Line Items]
Research and development costs		kr (14,220)	kr (14,805)	kr (14,014)
Indirect production costs (as a percent of net inventory value)		50.00%
Subsequent Event
Inventory, Current [Line Items]
Research and development costs	kr 510